Schedule of Vessels (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant, and Equipment [Line Items]
Net book value, beginning balance	$ 140,194
Net book value, vessel depreciation	(7,574)	$ (6,904)	$ (5,503)
Net book value, ending balance	133,319	140,194
Vessel Cost [Member]
Property, Plant, and Equipment [Line Items]
Vessel cost, beginning balance	166,958	119,303
Net book value, vessel acquisition - "Konkar Asteri"		26,625
Net book value, vessel acquisition - "Konkar Venture"		21,007
Net book value, vessel additions	869	24
Net book value, vessel depreciation
Vessel cost, ending balance	167,827	166,958	119,303
Accumulated Depreciation [Member]
Property, Plant, and Equipment [Line Items]
Accumulated depreciation, beginning balance	(26,934)	(20,030)
Net book value, vessel acquisition - "Konkar Asteri"
Net book value, vessel acquisition - "Konkar Venture"
Net book value, vessel additions
Net book value, vessel depreciation	(7,574)	(6,904)
Accumulated depreciation, ending balance	(34,508)	(26,934)	(20,030)
Net Book Value [Member]
Property, Plant, and Equipment [Line Items]
Net book value, beginning balance	140,024	99,273
Net book value, vessel acquisition - "Konkar Asteri"		26,625
Net book value, vessel acquisition - "Konkar Venture"		21,007
Net book value, vessel additions	869	24
Net book value, vessel depreciation	(7,574)	(6,904)
Net book value, ending balance	$ 133,319	$ 140,024	$ 99,273